Profit appropriation and restricted net assets	12 Months Ended
Dec. 31, 2025
Profit appropriation and restricted net assets
Profit appropriation and restricted net assets
15	Profit appropriation and restricted net assets

PRC laws and regulations permit payments of dividends by the subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, each of the Company’s subsidiary is required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (Note 2(w)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital.

As a result of these and other restrictions under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances of the Group’s total consolidated net assets.

Total registered capital of the Company’s PRC subsidiaries as of December 31, 2024 and 2025 were US$10,070 and US$10,208, respectively.

Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only. For the purposes of presenting parent only financial information, the parent company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the parent company as “Deficits of investments in subsidiaries”, and shares in the subsidiaries’ loss are presented as “Share of loss of subsidiaries” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

The subsidiaries did not pay any dividends to the parent company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the parent company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The parent company did not have significant capital and other commitments, or guarantees as of December 31, 2024 and 2025.

The parent company’s accounting policies are the same as the Group’s policies except for the accounting for the investments in subsidiaries.

15	Profit appropriation and restricted net assets (Continued)

Condensed Balance Sheets of the Parent Company

	As of December, 31
	2024	2025
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	1,545	48
Prepaid expenses and other current assets	86	165
Amounts due from related parties	70	70
Total current assets	1,701	283
Non-current assets
Amounts due from inter-company entities	16,425	16,443
Other non-current assets	69	69
Total non-current assets	16,494	16,512
Total assets	18,195	16,795

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	243	886
Total current liabilities	243	886
Non-current liabilities
Amounts due to inter-company entities	5,786	4,691
Deficits of investments in subsidiaries	26,878	42,471
Total non-current liabilities	32,664	47,162
Total liabilities	32,907	48,048
Shareholders’ deficit:
Class A ordinary shares	25	26
Class B ordinary shares	10	10
Additional paid-in capital	339,249	340,949
Surplus reserves	1	1
Accumulated other comprehensive loss	(685)	(1,939)
Accumulated deficit	(353,600)	(370,404)
Total COE’s shareholders’ deficit	(15,000)	(31,357)
Noncontrolling interests	288	104
Total shareholders’ deficit	(14,712)	(31,253)
Total liabilities and shareholders’ deficit	18,195	16,795

15	Profit appropriation and restricted net assets (Continued)

Condensed Statements of Operations and Comprehensive Loss of the Parent Company

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating expenses:
General and administrative expenses	(1,410)	(1,226)	(1,719)
Share of loss of subsidiaries	(13,350)	(5,978)	(15,634)
Total operating expenses	(14,760)	(7,204)	(17,353)
Loss from operations	(14,760)	(7,204)	(17,353)
Others	(272)	(254)	495
Loss before income tax expenses	(15,032)	(7,458)	(16,858)
Income tax expenses	—	136	—
Net loss	(15,032)	(7,322)	(16,858)
Net loss attributable to noncontrolling interests	—	(87)	(54)
Net loss, all attributable to the Company’s ordinary shareholders	(15,032)	(7,235)	(16,804)

Comprehensive loss:
Net loss	(15,032)	(7,322)	(16,858)
Other comprehensive loss
Foreign currency translation adjustments	(627)	(373)	(1,260)
Total comprehensive loss	(15,659)	(7,695)	(18,118)
Less: comprehensive income/(loss) attributable to noncontrolling interests	2	(14)	(6)
Total comprehensive loss attributable to ordinary shareholders	(15,661)	(7,681)	(18,112)

Condensed Statements of Cash Flows of the Parent Company

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows from operating activities:
Net cash used in operating activities	(1,109)	(1,129)	(1,215)
Cash flows from investing activities:
Placement of time deposits	(1,006)	—	—
Withdrawal of time deposits	4,830	1,000	—
Net cash used in transactions with intra-Group entities	(4,167)	(2,833)	(1,149)
Net cash used in investing activities	(343)	(1,833)	(1,149)
Cash flows from financing activities:
Net cash provided by transactions with intra-Group entities	773	900	844
Net cash provided by financing activities	773	900	844
Effect of exchange rate changes on cash and cash equivalents	77	2	23
Net decrease in cash and cash equivalents	(602)	(2,060)	(1,497)
Cash and cash equivalents at the beginning of the year	4,207	3,605	1,545
Cash and cash equivalents at the end of the year	3,605	1,545	48